Equity and Remuneration to Shareholders - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Apr. 30, 2018 BRL (R$)	Apr. 23, 2018 BRL (R$) R$ / shares shares	Oct. 26, 2017 BRL (R$) R$ / shares shares	Apr. 30, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$) Installments R$ / shares shares	Dec. 31, 2016 BRL (R$) R$ / shares shares	Dec. 31, 2015 BRL (R$) R$ / shares shares	Mar. 31, 2018 BRL (R$)
Disclosure of reserves within equity [line items]
Share capital					R$ 6,294,000,000	R$ 6,294,000,000	R$ 6,294,000,000
Shares issued | shares					1,258,841,654	1,258,841,654	1,258,841,654
Par value per share | R$ / shares					R$ 5.00	R$ 5.00	R$ 5.00
Percentage of right to reduction in income tax					75.00%
Period of right to reduction in income tax					10 years
Right to reduction in income tax, starting period					2014
Incentives tax					R$ 1,000,000	R$ 7,000,000	R$ 21,000,000
Incentives tax reserve					R$ 58,000,000	57,000,000	50,000,000
Mandatory dividends payout percentage					50.00%
Minimum annual dividend percentage on par value					6.00%
Number of installments for dividend paid | Installments					2
Retained earnings					R$ 5,729,000,000	R$ 5,200,000,000	R$ 4,663,000,000
Capital increase		R$ 1,000,000,000	R$ 1,000,000,000
New shares authorized | shares		199,910,947	199,910,947
Par value per share | R$ / shares		R$ 5.00	R$ 5.00
Percentage of equity interest held for new shares			15.89%
Shares subscribed					R$ 1,215,000,000
Number of shares not subscribed | shares					14,945,429
Major ordinary share transactions [member]
Disclosure of reserves within equity [line items]
Share capital								R$ 7,294,000,000
Proposed divided	R$ 1,001,000,000
Retained earnings	28,000,000			R$ 28,000,000
Equity in retained earnings reserve	528,000,000
Equity in incentives tax reserve	R$ 1,000,000
Common shares [member]
Disclosure of reserves within equity [line items]
Shares issued | shares					420,764,708	420,764,708	420,764,708
New shares authorized | shares		66,849,505	66,849,505
Par value per share | R$ / shares			R$ 6.57
Number of shares not subscribed | shares					13,139,679
Common shares [member] | Major ordinary share transactions [member]
Disclosure of reserves within equity [line items]
Minimum mandatory dividend payable				14,000,000
Preference shares [member]
Disclosure of reserves within equity [line items]
Shares issued | shares					838,076,946	838,076,946	838,076,946
Minimum annual dividend percentage on par value					10.00%
Minimum annual dividend percentage on equity portion					3.00%
Minimum mandatory dividend payable					R$ 486,000,000
New shares authorized | shares		133,061,442	133,061,442
Par value per share | R$ / shares			R$ 6.57
Number of shares not subscribed | shares					1,815,750
Preference shares [member] | Major ordinary share transactions [member]
Disclosure of reserves within equity [line items]
Minimum mandatory dividend payable				R$ 486,000,000